SUPPLEMENTAL INFORMATION	6 Months Ended
Jun. 30, 2020
Supplemental Information [Abstract]
SUPPLEMENTAL INFORMATION	SUPPLEMENTAL INFORMATION
The operations and key financial measures and financial analysis differ significantly for manufacturing and distribution businesses and financial services businesses; therefore, management believes that certain supplemental disclosures are important in understanding the consolidated operations and financial results of CNH Industrial. This supplemental data is as follows:
Industrial Activities - The financial information captioned “Industrial Activities” reflects the consolidation of all majority-owned subsidiaries except for Financial Services. Financial Services has been included using the equity method of accounting whereby the net income and net assets of Financial Services are reflected, respectively, in “Equity in income of unconsolidated subsidiaries and affiliates” in the accompanying condensed consolidated statements of operations, and in “Investment in Financial Services” in the accompanying condensed consolidated balance sheets.
Financial Services - The financial information captioned “Financial Services” reflects the consolidation or combination of Financial Services business.
Transactions between the “Industrial Activities” and “Financial Services” have been eliminated to arrive at the condensed consolidated financial statements.

	Statement of Operations
	Industrial Activities		Financial Services
	Three Months Ended June 30,		Three Months Ended June 30,
	2020	2019	2020	2019
	(in millions)
Revenues
Net sales	$5,150	$7,068	$—	$—
Finance, interest and other income	13	23	441	519
Total Revenues	$5,163	$7,091	$441	$519
Costs and Expenses
Cost of goods sold	$5,114	$5,751	$—	$—
Selling, general and administrative expenses	396	497	88	58
Research and development expenses	203	273	—	—
Restructuring expenses	7	26	—	2
Interest expense	72	89	124	149
Goodwill impairment charge	585	—	—	—
Other, net	(1,455)	18	160	193
Total Costs and Expenses	$4,922	$6,654	$372	$402
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	241	437	69	117
Income tax (expense) benefit	60	(104)	(20)	(31)
Equity in income of unconsolidated subsidiaries and affiliates	7	3	4	5
Results from intersegment investments	53	91	—	—
Net income	$361	$427	$53	$91

	Statement of Operations
	Industrial Activities		Financial Services
	Six Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
	(in millions)
Revenues
Net sales	$10,143	$13,074	$—	$—
Finance, interest and other income	28	53	930	993
Total Revenues	$10,171	$13,127	$930	$993
Costs and Expenses
Cost of goods sold	$9,528	$10,717	$—	$—
Selling, general and administrative expenses	860	990	150	104
Research and development expenses	417	517	—	—
Restructuring expenses	12	34	—	2
Interest expense	146	172	267	302
Goodwill impairment charge	585	—	—	—
Other, net	(1,440)	34	342	345
Total Costs and Expenses	$10,108	$12,464	$759	$753
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	63	663	171	240
Income tax (expense) benefit	113	(158)	(50)	(67)
Equity in income of unconsolidated subsidiaries and affiliates	(2)	—	12	13
Results from intersegment investments	133	186	—	—
Net income	$307	$691	$133	$186

	Balance Sheets
	Industrial Activities		Financial Services
	June 30, 2020	December 31, 2019	June 30, 2020	December 31, 2019
	(in millions)
ASSETS
Cash and cash equivalents	$4,638	$4,407	$507	$468
Restricted cash	77	120	646	778
Trade receivables, net	481	416	25	28
Financing receivables, net	962	1,223	18,210	20,657
Inventories, net	6,744	6,907	149	175
Property, plant and equipment, net	4,447	5,268	1	1
Investments in unconsolidated subsidiaries and affiliates	2,933	3,213	232	237
Investments at fair value through profit and loss	1,733	—	—	—
Equipment under operating leases	45	51	1,768	1,806
Goodwill, net	1,788	2,383	153	155
Other intangible assets, net	688	790	15	16
Deferred tax assets	1,228	1,090	173	178
Derivative assets	97	34	85	47
Other assets	1,862	2,148	169	319
Total Assets	$27,723	$28,050	$22,133	$24,865
LIABILITIES AND EQUITY
Debt	$7,958	$6,558	$18,284	$20,748
Trade payables	4,427	5,490	155	191
Deferred tax liabilities	10	19	265	286
Pension, postretirement and other postemployment benefits	1,448	1,558	20	20
Derivative liabilities	67	97	48	32
Other liabilities	7,850	8,172	668	771
Total Liabilities	$21,760	$21,894	$19,440	$22,048
Equity	5,925	6,121	2,693	2,817
Redeemable noncontrolling interest	38	35	—	—
Total Liabilities and Equity	$27,723	$28,050	$22,133	$24,865

	Statements of Cash Flows
	Industrial Activities		Financial Services
	Six Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
	(in millions)
Operating activities:
Net income (loss)	$307	$691	$133	$186
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments	306	330	1	2
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments	132	158	127	124
Gain on disposal of assets	4	1	—	—
Undistributed loss of unconsolidated subsidiaries	(10)	(41)	(12)	(13)
Goodwill impairment charge	585	—	—	—
Other non-cash items(1)	(1,059)	50	77	24
Changes in operating assets and liabilities:
Provisions	(151)	(55)	(1)	(11)
Deferred income taxes	(155)	1	(6)	41
Trade and financing receivables related to sales, net	(91)	(74)	1,075	(822)
Inventories, net	75	(1,246)	224	214
Trade payables	(929)	294	(30)	(48)
Other assets and liabilities	13	(270)	10	93
Net cash provided by (used in) operating activities	$(973)	$(161)	$1,598	$(210)
Investing activities:
Additions to retail receivables	—	—	(2,069)	(1,987)
Collections of retail receivables	—	—	2,129	2,314
Proceeds from sale of assets, net of assets sold under operating leases and assets sold under buy-back commitments	5	2	—	—
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and sold under buy-back commitments	(132)	(180)	—	(2)
Expenditures for assets under operating leases and assets sold under buy-back commitments	(173)	(261)	(309)	(364)
Other	(178)	(264)	83	252
Net cash provided by (used in) investing activities	$(478)	$(703)	$(166)	$213
Financing activities:
Proceeds from long-term debt	448	694	5,047	6,682
Payments of long-term debt	(12)	(726)	(5,697)	(6,687)
Net increase (decrease) in other financial liabilities	1,338	20	(752)	(125)
Dividends paid	(3)	(278)	(90)	(132)
Other	—	(45)	9	20
Net cash provided by (used in) financing activities	$1,771	$(335)	$(1,483)	$(242)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	(132)	(24)	(42)	5
Decrease in cash and cash equivalents and restricted cash	188	(1,223)	(93)	(234)
Cash and cash equivalents and restricted cash, beginning of year	4,527	4,553	1,246	1,250
Cash and cash equivalents and restricted cash, end of period	$4,715	$3,330	$1,153	$1,016
(1) In the six months ended June 30, 2020, this item includes the pre-tax gain of $1,475 million from the remeasurement at fair value of the investment in Nikola Corporation.